Summary of Gross Unrealized Losses and Fair Value of Fixed Income and Equity Securities by Length of Time (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) Securities	Dec. 31, 2016 USD ($) Securities
Schedule of Investments [Line Items]
Number of issues, continuous unrealized loss position for less than 12 months | Securities	265	417
Fair value, continuous unrealized loss position for less than 12 months	$ 606,237	$ 857,921
Unrealized losses, continuous unrealized loss position for less than 12 months	$ (4,763)	$ (24,958)
Number of issues, continuous unrealized loss position for 12 months or more | Securities	76	125
Fair value, continuous unrealized loss position for 12 months or more	$ 200,834	$ 76,866
Unrealized losses, continuous unrealized loss position for 12 months or more	(7,261)	(8,738)
Total unrealized losses	$ (12,024)	$ (33,696)
Municipal
Schedule of Investments [Line Items]
Number of issues, continuous unrealized loss position for less than 12 months | Securities	1	3
Fair value, continuous unrealized loss position for less than 12 months	$ 4,925	$ 16,781
Unrealized losses, continuous unrealized loss position for less than 12 months	(75)	(611)
Total unrealized losses	$ (75)	$ (611)
Corporate
Schedule of Investments [Line Items]
Number of issues, continuous unrealized loss position for less than 12 months | Securities	147	215
Fair value, continuous unrealized loss position for less than 12 months	$ 527,594	$ 776,730
Unrealized losses, continuous unrealized loss position for less than 12 months	$ (4,216)	$ (21,291)
Number of issues, continuous unrealized loss position for 12 months or more | Securities	47	15
Fair value, continuous unrealized loss position for 12 months or more	$ 191,534	$ 45,247
Unrealized losses, continuous unrealized loss position for 12 months or more	(6,727)	(1,615)
Total unrealized losses	$ (10,943)	$ (22,906)
Redeemable preferred stock
Schedule of Investments [Line Items]
Number of issues, continuous unrealized loss position for less than 12 months | Securities	1	1
Fair value, continuous unrealized loss position for less than 12 months	$ 1
Residential mortgage-backed securities ("RMBS")
Schedule of Investments [Line Items]
Number of issues, continuous unrealized loss position for less than 12 months | Securities	47	35
Fair value, continuous unrealized loss position for less than 12 months	$ 1,720	$ 519
Unrealized losses, continuous unrealized loss position for less than 12 months	$ (10)	$ (3)
Number of issues, continuous unrealized loss position for 12 months or more | Securities	24	17
Fair value, continuous unrealized loss position for 12 months or more	$ 216	$ 980
Unrealized losses, continuous unrealized loss position for 12 months or more	(4)	(7)
Total unrealized losses	$ (14)	$ (10)
Commercial mortgage-backed securities ("CMBS")
Schedule of Investments [Line Items]
Number of issues, continuous unrealized loss position for less than 12 months | Securities		4
Fair value, continuous unrealized loss position for less than 12 months		$ 5,297
Unrealized losses, continuous unrealized loss position for less than 12 months		$ (158)
Number of issues, continuous unrealized loss position for 12 months or more | Securities	2	1
Fair value, continuous unrealized loss position for 12 months or more	$ 8,325	$ 7,944
Unrealized losses, continuous unrealized loss position for 12 months or more	(472)	(2,039)
Total unrealized losses	$ (472)	$ (2,197)
ABS
Schedule of Investments [Line Items]
Number of issues, continuous unrealized loss position for less than 12 months | Securities	4	3
Fair value, continuous unrealized loss position for less than 12 months	$ 24,836	$ 23,288
Unrealized losses, continuous unrealized loss position for less than 12 months	(127)	(201)
Total unrealized losses	$ (127)	$ (201)
Fixed income securities
Schedule of Investments [Line Items]
Number of issues, continuous unrealized loss position for less than 12 months | Securities	202	261
Fair value, continuous unrealized loss position for less than 12 months	$ 598,943	$ 822,615
Unrealized losses, continuous unrealized loss position for less than 12 months	$ (4,433)	$ (22,264)
Number of issues, continuous unrealized loss position for 12 months or more | Securities	73	33
Fair value, continuous unrealized loss position for 12 months or more	$ 200,075	$ 54,171
Unrealized losses, continuous unrealized loss position for 12 months or more	(7,203)	(3,661)
Total unrealized losses	$ (11,636)	$ (25,925)
Equity securities
Schedule of Investments [Line Items]
Number of issues, continuous unrealized loss position for less than 12 months | Securities	63	156
Fair value, continuous unrealized loss position for less than 12 months	$ 7,294	$ 35,306
Unrealized losses, continuous unrealized loss position for less than 12 months	$ (330)	$ (2,694)
Number of issues, continuous unrealized loss position for 12 months or more | Securities	3	92
Fair value, continuous unrealized loss position for 12 months or more	$ 759	$ 22,695
Unrealized losses, continuous unrealized loss position for 12 months or more	(58)	(5,077)
Total unrealized losses	$ (388)	$ (7,771)
Investment grade fixed income securities
Schedule of Investments [Line Items]
Number of issues, continuous unrealized loss position for less than 12 months | Securities	137	176
Fair value, continuous unrealized loss position for less than 12 months	$ 532,387	$ 744,124
Unrealized losses, continuous unrealized loss position for less than 12 months	$ (3,093)	$ (18,858)
Number of issues, continuous unrealized loss position for 12 months or more | Securities	64	22
Fair value, continuous unrealized loss position for 12 months or more	$ 185,093	$ 30,364
Unrealized losses, continuous unrealized loss position for 12 months or more	(6,447)	(868)
Total unrealized losses	$ (9,540)	$ (19,726)
Below investment grade fixed income securities
Schedule of Investments [Line Items]
Number of issues, continuous unrealized loss position for less than 12 months | Securities	65	85
Fair value, continuous unrealized loss position for less than 12 months	$ 66,556	$ 78,491
Unrealized losses, continuous unrealized loss position for less than 12 months	$ (1,340)	$ (3,406)
Number of issues, continuous unrealized loss position for 12 months or more | Securities	9	11
Fair value, continuous unrealized loss position for 12 months or more	$ 14,982	$ 23,807
Unrealized losses, continuous unrealized loss position for 12 months or more	(756)	(2,793)
Total unrealized losses	$ (2,096)	$ (6,199)
US Government Agencies Debt Securities [Member]
Schedule of Investments [Line Items]
Number of issues, continuous unrealized loss position for less than 12 months | Securities	2
Fair value, continuous unrealized loss position for less than 12 months	$ 39,867
Unrealized losses, continuous unrealized loss position for less than 12 months	(5)
Total unrealized losses	$ (5)